Consolidated Statements of Cash Flows - USD ($) $ in Thousands		3 Months Ended				12 Months Ended
		Mar. 31, 2020		Mar. 31, 2019		Dec. 31, 2019		Dec. 31, 2018
Cash flows from Operating Activities:
Net loss		$ (8,823)		$ (1,379)		$ (5,512)		$ (7,100)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization		638		650		2,648		1,530
Stock-based compensation and preference shares						2,070		7,998
Loss on equity investments								(95)
Allowance for doubtful accounts		117		60		716		111
Employee benefit obligation		89		80		315		139
Non-cash interest expense		72		103		657		229
Deferred taxes		(323)		(398)		(14)		72
Stock-based compensation and preference share liability		6,308		315
Non-cash settlement of preference share liability		(2,486)
Change in operating assets and liabilities:
Trade receivables		1,710		534		(10,427)		(5,075)
Other current assets		1,111		(399)		(2,039)		(184)
Other long-term assets		(808)		(349)		47		185
Accounts payable		(5,694)		(3,690)		15,145		6,072
Other current liabilities		3,526		402		251		23
Deferred revenue		206		6		(64)		(182)
Long-term liabilities		1,505		434		2,660		(122)
Net cash provided by operating activities		(2,852)		(3,631)		6,453		3,601
Cash flows from Investing Activities:
Purchases of marketable securities						(5,868)		(3,873)
Sales of marketable securities						3,882		995
Purchase of short-term investments		(3,179)		(684)
Sale of short-term investments		5,041		2,062
Purchases of property and equipment		(89)		(291)		(1,413)		(248)
Sale of property and equipment		16				38		9
Capitalized software development costs		(731)				(602)		(657)
Purchases of intangible assets		(6)		(5)		(16)		(47)
Cash, cash equivalents and restricted cash acquired in the reverse merger						21,666
Net cash provided by (used in) investing activities		1,052		1,082		17,687		(11,710)
Cash flows from Financing Activities:
Change in line of credit		1,721		528		1,973		1,699
Borrowings on term loans		8,800		696		16,670		5,611
Repayments on term loans		(5,463)		(553)		(4,844)		(913)
Repurchase of common stock in connection with forward share purchase agreements		2,587
Payments related to forward share purchase agreements		(167)
Proceeds from exercise of stock options								8
Net cash provided by financing activities		2,304		671		4,702		6,405
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(454)		(47)		(52)		(634)
Net increase (decrease) in cash, cash equivalents and restricted cash		50		(1,925)		28,790		(2,338)
Cash, cash equivalents and restricted cash at beginning of period		36,997	[1]	8,207	[1]	8,207	[1]	10,545
Cash, cash equivalents and restricted cash at end of period	[1]	37,047		6,282		36,997		8,207
Supplemental disclosures of other cash flow information:
Cash paid for interest		153		95		478		264
Cash paid for income taxes				$ 85		688		368
Non-cash financing activities:
Change in value of forward share purchase agreements		271
Common stock issued to settle a payable		423
Note payable issued to settle a payable		$ 400
Buc Mobile
Cash flows from Investing Activities:
Acquisition, net of cash acquired								(2,407)
Cash flows from Financing Activities:
Payment of deferred consideration in relation to the acquisition						(4,000)
Solutions Infini
Cash flows from Investing Activities:
Acquisition, net of cash acquired								$ (5,482)
Cash flows from Financing Activities:
Payment of deferred consideration in relation to the acquisition						$ (5,097)

[1]	As of March 31, 2020, includes $16.2 million of cash and cash equivalents and $20.8 million of restricted cash; as of December 31, 2019, includes $16.1 million of cash and cash equivalents and $20.9 million of restricted cash.